Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Analysis Of Single Amount Of Discontinued Operations Table (Detail)
$ in Thousands, $ in Millions
		12 Months Ended
	Oct. 06, 2022 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Operating revenue:
Service revenues		$ 689,154,325	$ 40,794	$ 712,985,548	$ 694,300,431
Sales of equipment		126,858,519	7,509	131,515,849	136,387,021
Operating revenues		816,012,844	48,303	844,501,397	830,687,452
Total costs and expenses		316,476,140	18,734	330,532,450	328,510,002
Operating income (loss)		167,783,515	9,931	170,870,752	167,556,250
Profit (loss) before income tax		115,333,645	6,827	134,269,499	104,807,649
Tax expense:
Income taxes		$ 34,544,003	$ 2,045	46,044,089	32,717,477
Net profit (loss) of the period from discontinued operations				$ (6,719,015)	124,235,942
Joint ventures [member] | Discontinued operations [member]
Operating revenue:
Service revenues	$ 10,500,087				17,276,464
Sales of equipment	2,626,823				4,508,925
Operating revenues	13,126,910				21,785,389
Total costs and expenses	14,954,526				22,892,415
Operating income (loss)	(1,827,616)				(1,107,026)
Financial cost	(685,129)				(533,899)
Profit (loss) before income tax	(2,512,745)				(1,640,925)
Tax expense:
Income taxes	(1,805,500)				(4,578,004)
Net profit (loss) of the period from discontinued operations	$ (707,245)				$ 2,937,079